Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000099688
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class A
Trading Symbol	AAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[1]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

C000099689
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class C
Trading Symbol	AAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[2]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

C000101767
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R
Trading Symbol	AAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%	[3]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

C000151995
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R6
Trading Symbol	AAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[4]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

C000099690
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class S
Trading Symbol	AAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[5]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

C000099691
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Institutional Class
Trading Symbol	AAAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[6]
AssetsNet	$ 4,339,117,172
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 16,254,723
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,339,117,172
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	16,254,723

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	35%
Real Estate	25%
Natural Resource Equities	16%
Commodity Futures	14%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	29%
Energy	14%
Utilities	13%
Materials	9%
Industrials	7%
Communication Services	2%
Consumer Staples	1%
Health Care	0%

Geographical Diversification

Country	% of Net Assets
United States	60%
Canada	10%
United Kingdom	6%
Japan	4%
Spain	3%
Australia	2%
France	2%
Hong Kong	2%
Singapore	1%
China	1%
Other	7%

Ten Largest Equity Holdings

Holdings	17.2% of Net Assets
American Tower Corp. (United States)	3.0%
Williams Cos., Inc. (United States)	2.3%
Enbridge, Inc. (Canada)	2.3%
National Grid PLC (United Kingdom)	1.7%
Equinix, Inc. (United States)	1.5%
Exelon Corp. (United States)	1.3%
NiSource, Inc. (United States)	1.3%
Simon Property Group, Inc. (United States)	1.3%
Vinci SA (France)	1.3%
Shell PLC (United Kingdom)	1.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.